Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance

The following table and footnotes summarize the total compensation we paid to our Named Executive Officers (our “NEOs”), compensation “actually paid” to our NEOs (calculated in accordance with SEC rules), the cumulative total shareholder return of the Company, the peer group total shareholder return and our net income for the past five fiscal years. We do not use any financial performance measures to link compensation actually paid to our NEOs by us to the Company’s performance. Accordingly, pursuant to the SEC rules, we have not included a “company selected measure” or the tabular list of performance measures. Please see “Compensation Discussion and Analysis—Compensation Overview” above for an explanation of why we pay our NEOs no cash compensation. For information regarding the compensation paid by RMR and RMR Inc. to our NEOs, please see the above “RMR Compensation Practices” section.
Pay Versus Performance
	Summary Compensation Table Total for Principal Executive Officer (“PEO”)	Compensation Actually Paid to PEO(1)		Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO(1)	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs(2)(3)		Value of Initial Fixed $100 Investment Based on:		Net Income (Loss) ($000s)
Year									Total Shareholder Return	Peer Group Total Shareholder Return**
	Todd W. Hargreaves
2024	$146,603	$(39,066	)*	—	—	$146,603	$(39,066	)*	$13.44	$89.89	$(275,526)
2023	134,880	190,666		—	—	134,880	190,666		41.11	94.11	(32,779)
	Todd W. Hargreaves			John Murray
2022	106,283	83,018		255,291	174,355	106,280	83,202		31.86	75.47	(132,381)
2021	—	—		423,814	298,654	108,680	69,720		37.27	89.02	(544,603)
2020	—	—		319,525	91,328	88,717	18,963		48.55	76.06	(311,382)

*
Because the Company does not pay cash compensation to its NEOs, the total compensation from the summary compensation table does not include cash compensation received by our NEOs. The negative values for Compensation Actually Paid in 2024 reflect the decline in value of the share awards granted by us to our NEOs.

**
Peer group total shareholder return is based on the MSCI U.S. REIT/Hotel & Resort REIT Index.

(1)
The following table summarizes the applicable deductions and additions for the PEO in the calculation of Compensation Actually Paid to the PEO.

PEO Compensation Actually Paid
Year	PEO Name	Total Compensation Per Summary Compensation Table	Stock Grant Amount	Year End Fair Value of Equity Awards Granted and Unvested During Applicable Year	Change in Fair Value as of Year End of Any Prior Year Awards that Remain Unvested as of Year End	Awards Granted and Vested in the Same Year, at Fair Value as of the Vesting Date	Change in Fair Value as of Year End of Any Prior Year Awards that Vested During Applicable Year	Total Equity Value Reflected in Compensation Actually Paid	Compensation Actually Paid to PEO
2024	Todd W. Hargreaves	$146,603	$(129,998)	$59,629	$(102,000)	$26,000	$(39,300)	$(55,671)	$(39,066)

(2)
The only non-PEO NEO for 2024 is Brian E. Donley.

(3)
The following table summarizes the applicable deductions and additions for the Non-PEO NEO in the calculation of Compensation Actually Paid to the Non-PEO NEO.

Average Non-PEO NEOs—Compensation Actually Paid
Year	Total Compensation Per Summary Compensation Table	Stock Grant Amount	Year End Fair Value of Equity Awards Granted and Unvested During Applicable Year	Change in Fair Value as of Year End of Any Prior Year Awards that Remain Unvested as of Year End	Awards Granted and Vested in the Same Year, at Fair Value as of the Vesting Date	Change in Fair Value as of Year End of Any Prior Year Awards that Vested During Applicable Year	Total Equity Value Reflected in Compensation Actually Paid	Compensation Actually Paid to Non-PEO NEOs
2024	$146,603	$(129,998)	$59,629	$(102,000)	$26,000	$(39,300)	$(55,671)	$(39,066)

Named Executive Officers, Footnote	(2) The only non-PEO NEO for 2024 is Brian E. Donley.
Peer Group Issuers, Footnote	** Peer group total shareholder return is based on the MSCI U.S. REIT/Hotel & Resort REIT Index.
Adjustment To PEO Compensation, Footnote
(1)
The following table summarizes the applicable deductions and additions for the PEO in the calculation of Compensation Actually Paid to the PEO.

PEO Compensation Actually Paid
Year	PEO Name	Total Compensation Per Summary Compensation Table	Stock Grant Amount	Year End Fair Value of Equity Awards Granted and Unvested During Applicable Year	Change in Fair Value as of Year End of Any Prior Year Awards that Remain Unvested as of Year End	Awards Granted and Vested in the Same Year, at Fair Value as of the Vesting Date	Change in Fair Value as of Year End of Any Prior Year Awards that Vested During Applicable Year	Total Equity Value Reflected in Compensation Actually Paid	Compensation Actually Paid to PEO
2024	Todd W. Hargreaves	$146,603	$(129,998)	$59,629	$(102,000)	$26,000	$(39,300)	$(55,671)	$(39,066)

Non-PEO NEO Average Total Compensation Amount	$ 146,603	$ 134,880	$ 106,280	$ 108,680	$ 88,717
Non-PEO NEO Average Compensation Actually Paid Amount	$ (39,066)	190,666	83,202	69,720	18,963
Adjustment to Non-PEO NEO Compensation Footnote
(3)
The following table summarizes the applicable deductions and additions for the Non-PEO NEO in the calculation of Compensation Actually Paid to the Non-PEO NEO.

Average Non-PEO NEOs—Compensation Actually Paid
Year	Total Compensation Per Summary Compensation Table	Stock Grant Amount	Year End Fair Value of Equity Awards Granted and Unvested During Applicable Year	Change in Fair Value as of Year End of Any Prior Year Awards that Remain Unvested as of Year End	Awards Granted and Vested in the Same Year, at Fair Value as of the Vesting Date	Change in Fair Value as of Year End of Any Prior Year Awards that Vested During Applicable Year	Total Equity Value Reflected in Compensation Actually Paid	Compensation Actually Paid to Non-PEO NEOs
2024	$146,603	$(129,998)	$59,629	$(102,000)	$26,000	$(39,300)	$(55,671)	$(39,066)

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Vs Peer Group
Total Shareholder Return Amount	$ 13.44	41.11	31.86	37.27	48.55
Peer Group Total Shareholder Return Amount	89.89	94.11	75.47	89.02	76.06
Net Income (Loss)	$ (275,526,000)	(32,779,000)	(132,381,000)	(544,603,000)	(311,382,000)
PEO Name	Todd W. Hargreaves
Todd W. Hargreaves [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 146,603	134,880	106,283
PEO Actually Paid Compensation Amount	(39,066)	190,666	83,018
Todd W. Hargreaves [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(129,998)
Todd W. Hargreaves [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(55,671)
Todd W. Hargreaves [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	59,629
Todd W. Hargreaves [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(102,000)
Todd W. Hargreaves [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	26,000
Todd W. Hargreaves [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(39,300)
John Murray [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			255,291	423,814	319,525
PEO Actually Paid Compensation Amount			$ 174,355	$ 298,654	$ 91,328
Brian E. Donley [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(129,998)
Brian E. Donley [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(55,671)
Brian E. Donley [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	59,629
Brian E. Donley [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(102,000)
Brian E. Donley [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	26,000
Brian E. Donley [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (39,300)